Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue (notes 5 and 6)	$ 11,397	$ 11,013
Costs and expenses (income)
Cost of sales (notes 5 and 7)	7,932	7,497
General and administrative expenses (note 11)	126	159
Exploration, evaluation and project expenses	361	350
Impairment charges (notes 10 and 21)	312	1,671
Loss on currency translation	93	16
Closed mine rehabilitation (note 27b)	16	(136)
Income from equity investees (note 16)	(232)	(258)
Other (income) expense (note 9)	(195)	(268)
Income before finance items and income taxes	2,984	1,982
Finance costs, net (note 14)	(170)	(301)
Income before income taxes	2,814	1,681
Income tax expense (note 12)	(861)	(664)
Net income	1,953	1,017
Attributable to:
Equity holders of Barrick Gold Corporation	1,272	432
Non-controlling interests (note 32)	$ 681	$ 585
Earnings (loss) per share data attributable to the equity holders of Barrick Gold Corporation (note 13)
Basic	$ 0.72	$ 0.24
Diluted	$ 0.72	$ 0.24